Financial Information of the Parent Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheets [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares shares authorized	500,000,000	500,000,000
Ordinary shares shares issued	169,110,000	121,110,000
Ordinary shares shares outstanding	169,110,000	121,110,000